Property, Equipment and Software, Net - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2010 CNY (¥)
Property, Plant and Equipment [Line Items]
Depreciation and amortization	¥ 94,941	$ 13,765	¥ 90,751	¥ 53,433
Property, equipment and software
Property, Plant and Equipment [Line Items]
Depreciation and amortization	¥ 60,500		¥ 56,400		¥ 53,400